UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Oskie Capital Management, LLC

Address:    10 East 53rd Street
            31st Floor
            New York, New York  10022

13F File Number: 028-14731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Fazzari
Title:      Chief Financial Officer
Phone:      (646) 470-7279

Signature, Place and Date of Signing:


/s/ Michael Fazzari             New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $214,132
                                         (thousands)

List of Other Included Managers: None.

                                                             FORM 13F INFORMATION TABLE
                                                           Oskie Capital Management, LLC
                                                                    June 30, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION  MNGRS  SOLE      SHARED NONE
--------------                --------------     -----      -------   -------    --- ----   ----------  -----  ----      ------ ----
ACCURIDE CORP NEW                 COM NEW       00439T206   8,047      1,341,243 SH         SOLE        NONE   1,341,243
AMERICAN INTL GROUP INC           COM NEW       026874784   4,220        131,500 SH         SOLE        NONE     131,500
BANK OF AMERICA CORPORATION         COM         060505104   4,540        554,997 SH         SOLE        NONE     554,997
BANK OF AMERICA CORPORATION         COM         060505104     818        100,000     CALL   SOLE        NONE     100,000
BANK OF AMERICA CORPORATION         COM         060505104   1,636        200,000     CALL   SOLE        NONE     200,000
BANK OF AMERICA CORPORATION         COM         060505104   4,335        530,000     CALL   SOLE        NONE     530,000
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505146   1,436        406,727 SH         SOLE        NONE     406,727
BANK OF AMERICA CORPORATION   *W EXP 10/28/201  060505153     168        209,597 SH         SOLE        NONE     209,597
BARCLAYS BK PLC                IPSP CROIL ETN   06738C786   1,256         60,690 SH         SOLE        NONE      60,690
CBS CORP NEW                        CL B        124857202   2,655         81,000 SH         SOLE        NONE      81,000
CANADIAN PAC RY LTD                 COM         13645T100   5,487         74,894 SH         SOLE        NONE      74,894
CHARTER COMMUNICATIONS INC D      CL A NEW      16117M305   5,730         80,857 SH         SOLE        NONE      80,857
CITIGROUP INC                 *W EXP 01/04/201  172967226   1,438      4,637,456 SH         SOLE        NONE   4,637,456
CITIGROUP INC                     COM NEW       172967424   5,893        214,985 SH         SOLE        NONE     214,985
CITIGROUP INC                     COM NEW       172967424   2,741        100,000     CALL   SOLE        NONE     100,000
COMPUTER SCIENCES CORP              COM         205363104   2,581        104,000 SH         SOLE        NONE     104,000
CORRECTIONS CORP AMER NEW         COM NEW       22025Y407   3,004        102,000 SH         SOLE        NONE     102,000
EXPRESS SCRIPTS HLDG CO             COM         30219G108   5,940        106,386 SH         SOLE        NONE     106,386
FIESTA RESTAURANT GROUP INC         COM         31660B101   4,183        316,193 SH         SOLE        NONE     316,193
FORD MTR CO DEL               *W EXP 01/01/201  345370134   1,350      1,205,440 SH         SOLE        NONE   1,205,440
FORD MTR CO DEL                COM PAR $0.01    345370860   3,836        400,000 SH         SOLE        NONE     400,000
FORD MTR CO DEL                COM PAR $0.01    345370860   1,918        200,000     CALL   SOLE        NONE     200,000
FORD MTR CO DEL                COM PAR $0.01    345370860   2,877        300,000     CALL   SOLE        NONE     300,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118   1,677        152,147 SH         SOLE        NONE     152,147
GENERAL MTRS CO               *W EXP 07/10/201  37045V126   2,525        372,381 SH         SOLE        NONE     372,381
GOODYEAR TIRE & RUBR CO             COM         382550101   2,362        200,000 SH         SOLE        NONE     200,000
JPMORGAN CHASE & CO                 COM         46625H100   6,984        195,475 SH         SOLE        NONE     195,475
JPMORGAN CHASE & CO                 COM         46625H100   4,288        120,000     CALL   SOLE        NONE     120,000
LEAR CORP                         COM NEW       521865204   4,901        129,900 SH         SOLE        NONE     129,900
LORAL SPACE & COMMUNICATNS I        COM         543881106   4,564         67,768 SH         SOLE        NONE      67,768
MEADWESTVACO CORP                   COM         583334107   6,073        211,238 SH         SOLE        NONE     211,238
MEDCATH CORP                        COM         58404W109   7,602      1,017,727 SH         SOLE        NONE   1,017,727
NAVISTAR INTL CORP NEW              COM         63934E108   2,184         77,000 SH         SOLE        NONE      77,000
NAVISTAR INTL CORP NEW              COM         63934E108   1,419         50,000     CALL   SOLE        NONE      50,000
NAVISTAR INTL CORP NEW              COM         63934E108   2,128         75,000     CALL   SOLE        NONE      75,000
NAVISTAR INTL CORP NEW              COM         63934E108   2,128         75,000     CALL   SOLE        NONE      75,000
POLYPORE INTL INC                   COM         73179V103   3,272         81,000 SH         SOLE        NONE      81,000
SPDR S&P 500 ETF TR               TR UNIT       78462F103  13,611        100,000     PUT    SOLE        NONE     100,000
SPDR S&P 500 ETF TR               TR UNIT       78462F103  13,611        100,000     PUT    SOLE        NONE     100,000
SPDR S&P 500 ETF TR               TR UNIT       78462F103  27,221        200,000     PUT    SOLE        NONE     200,000
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605   7,318        500,000     PUT    SOLE        NONE     500,000
SUNCOKE ENERGY INC                  COM         86722A103   5,743        391,996 SH         SOLE        NONE     391,996
VIACOM INC NEW                      CL B        92553P201   2,821         60,000 SH         SOLE        NONE      60,000
VISTEON CORP                      COM NEW       92839U206   4,834        128,910 SH         SOLE        NONE     128,910
WABCO HLDGS INC                     COM         92927K102   8,413        158,946 SH         SOLE        NONE     158,946
WALGREEN CO                         COM         931422109   2,366         80,000     CALL   SOLE        NONE      80,000

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